Financial Instruments - Interest Rate and Currency Hedging Instruments (Details) - Interest rate risk - Cash flow hedges - Interest rate and currency swaps - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about hedging instruments [line items]
Notional amount	¥ 640,205	¥ 308,078
Fair value, assets	(38,796)	2,100
More than one year
Disclosure of detailed information about hedging instruments [line items]
Notional amount	¥ 184,450	¥ 248,078